Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Statement of comprehensive income [abstract]
Loss for the year	$ (7,997,300)	$ (7,787,892)	$ (7,498,612)
Other comprehensive income (loss)
Foreign currency translation adjustment	(319,271)	12,775	398,892
Comprehensive loss for the year	(8,316,571)	(7,612,541)	(7,101,341)
Comprehensive loss attributable to:
Shareholders of the company	(6,530,170)	(7,560,001)	(7,255,667)
Non-controlling interest	(1,786,401)	(52,540)	154,326
Comprehensive loss for the year	$ (8,316,571)	$ (7,612,541)	$ (7,101,341)